Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Amount	$ 143,298	$ 114,690	$ 395,226	$ 314,798	$ 430,966	$ 398,047	$ 406,377
North America
Disaggregation of Revenue [Line Items]
Amount	82,946	64,744	231,388	179,952	248,012	232,521	250,292
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Amount	39,676	34,262	107,494	91,641	125,615	111,295	99,725
Asia Pacific
Disaggregation of Revenue [Line Items]
Amount	16,231	12,601	44,414	34,686	45,563	39,275	44,829
Latin America
Disaggregation of Revenue [Line Items]
Amount	$ 4,445	$ 3,083	$ 11,930	$ 8,519	$ 11,776	$ 14,956	$ 11,531
Geographic Concentration Risk | Revenue Benchmark | North America
Disaggregation of Revenue [Line Items]
%	58.00%	56.00%	59.00%	57.00%	57.00%	58.00%	62.00%
Geographic Concentration Risk | Revenue Benchmark | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
%	28.00%	30.00%	27.00%	29.00%	29.00%	28.00%	25.00%
Geographic Concentration Risk | Revenue Benchmark | Asia Pacific
Disaggregation of Revenue [Line Items]
%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	11.00%
Geographic Concentration Risk | Revenue Benchmark | Latin America
Disaggregation of Revenue [Line Items]
%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.00%